Financial Instruments - Carrying Amounts and Classifications of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,466	$ 3,653
Cash equivalents	0	0
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3	16
Bank overdraft | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3	16
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	797	1,346
Accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	797	1,346
Dividends payable (common and preferred)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	49	68
Dividends payable (common and preferred) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	49	68
Credit facilities, long-term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,466	3,653
Credit facilities, long-term debt and lease liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,466	3,653
Exchangeable securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	744	739
Exchangeable securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	744	739
Within one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	314	1,129
Within one year | Derivatives | Risk Management Liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125	271
Within one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	189	858
Later than one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	274	333
Later than one year | Derivatives | Risk Management Liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	80	76
Later than one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	194	257
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	348	1,134
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	348	1,134
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	69	70
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	69	70
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	807	1,589
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	807	1,589
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	171	129
Long-term portion of finance lease receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	171	129
Long-term portion of loan receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	25	33
Long-term portion of loan receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	25	33
Other investments(3)
Disclosure of detailed information about financial instruments [line items]
Financial assets	16	12
Other investments(3) | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	11
Other investments(3) | Other financial assets (FVOCI)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	151	709
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	52	161
Risk management assets | Derivatives used for hedging | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Risk management assets | Derivatives used for hedging | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Risk management assets | Derivatives held for trading (FVTPL) | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	151	709
Risk management assets | Derivatives held for trading (FVTPL) | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 52	$ 161